Tax (Tables)	12 Months Ended
Dec. 31, 2013
Details of current and deferred taxes
Details of current and deferred taxes

in	2013	2012	2011
Current and deferred taxes (CHF million)
Switzerland	12	140	38
Foreign	569	580	448
Current income tax expense	581	720	486
Switzerland	22	(123)	(176)
Foreign	673	(132)	346
Deferred income tax expense/(benefit)	695	(255)	170
Income tax expense	1,276	465	656
Income tax expense/(benefit) on discontinued operations	75	31	15
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	1	0	(4)
Cumulative translation adjustment	44	(12)	16
Unrealized gains/(losses) on securities	(12)	6	12
Actuarial gains/(losses)	388	1	(172)
Net prior service credit/(cost)	(25)	63	105
Share-based compensation and treasury shares	0	(50)	256

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate

in	2013	2012	2011
Income from continuing operations before taxes (CHF million)
Switzerland	642	1,680	455
Foreign	3,454	510	3,016
Income from continuing operations before taxes	4,096	2,190	3,471
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense computed at the statutory tax rate of 22%	901	482	764
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	189	242	(58)
Non-deductible amortization of other intangible assets and goodwill impairment	25	2	0
Other non-deductible expenses	492	393	447
Additional taxable income	2	11	8
Lower taxed income	(381)	(422)	(424)
Income taxable to noncontrolling interests	(252)	(117)	(289)
Changes in tax law and rates	184	182	172
Changes in deferred tax valuation allowance	385	13	471
Tax deductible impairments of Swiss subsidiary investments	(268)	(161)	(55)
Other	(1)	(160)	(380)
Income tax expense	1,276	465	656

Details of the tax effect of temporary differences
Details of the tax effect of temporary differences

end of	2013	2012
Tax effect of temporary differences (CHF million)
Compensation and benefits	2,113	2,295
Loans	363	441
Investment securities	1,651	1,805
Provisions	1,874	1,760
Derivatives	143	355
Real estate	240	243
Net operating loss carry-forwards	4,433	5,181
Other	189	207
Gross deferred tax assets before valuation allowance	11,006	12,287
Less valuation allowance	(2,705)	(2,554)
Gross deferred tax assets net of valuation allowance	8,301	9,733
Compensation and benefits	(422)	(174)
Loans	(109)	(162)
Investment securities	(1,099)	(1,373)
Provisions	(397)	(402)
Business combinations	0	(20)
Derivatives	(193)	(295)
Leasing	(53)	(40)
Real estate	(76)	(78)
Other	(161)	(217)
Gross deferred tax liabilities	(2,510)	(2,761)
Net deferred tax assets	5,791	6,972

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards

end of 2013	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	46
Due to expire within 2 to 5 years	10,197
Due to expire within 6 to 10 years	1,158
Due to expire within 11 to 20 years	1,375
Amount due to expire	12,776
Amount not due to expire	13,008
Total net operating loss carry-forwards	25,784

Movements in the valuation allowance
Movements in the valuation allowance

in	2013	2012	2011
Movements in the valuation allowance (CHF million)
Balance at beginning of period	2,554	2,690	2,264
Net changes	151	(136)	426
Balance at end of period	2,705	2,554	2,690

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation

in	2013	2012	2011
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations	483	597	466
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(24)	41	(280)
Tax benefits in respect of tax on dividend equivalent payments	22	12	2

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits

	2013	2012	2011
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	420	373	578
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	4	33	54
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(8)	(58)	(177)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	46	39	30
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(4)	(65)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(5)	(43)	(19)
Other (including foreign currency translation)	(34)	80	(28)
Balance at end of period	423	420	373
of which, if recognized, would affect the effective tax rate	417	414	366

Interest and penalties
Interest and penalties

in	2013	2012	2011
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	7	(13)	(19)
Interest and penalties recognized in the consolidated balance sheets	69	69	86

Bank
Details of current and deferred taxes
Details of current and deferred taxes

in	2013	2012	2011
Current and deferred taxes (CHF million)
Switzerland	(52)	85	(35)
Foreign	561	542	440
Current income tax expense	509	627	405
Switzerland	(15)	(121)	(251)
Foreign	683	(59)	290
Deferred income tax expense/(benefit)	668	(180)	39
Income tax expense	1,177	447	444
Income tax expense/(benefit) on discontinued operations	75	31	15
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	1	0	(4)
Cumulative translation adjustment	44	(12)	16
Unrealized gains/(losses) on securities	(8)	(1)	16
Actuarial gains/(losses)	99	30	29
Net prior service cost	0	(2)	(1)
Share-based compensation and treasury shares	1	(53)	275

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate

in	2013	2012	2011
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	300	1,170	(176)
Foreign	3,370	812	2,687
Income from continuing operations before taxes	3,670	1,982	2,511
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense computed at the statutory tax rate of 22%	807	436	552
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	215	279	(29)
Non-deductible amortization of other intangible assets and goodwill impairment	25	0	0
Other non-deductible expenses	493	382	444
Additional taxable income	(5)	6	6
Lower taxed income	(374)	(413)	(422)
Income taxable to noncontrolling interests	(262)	(118)	(312)
Changes in tax law and rates	184	182	170
Changes in deferred tax valuation allowance	381	10	471
Tax deductible impairments of Swiss subsidiary investments	(268)	(161)	(55)
Other	(19)	(156)	(381)
Income tax expense	1,177	447	444

Details of the tax effect of temporary differences
Details of the tax effect of temporary differences

end of	2013	2012
Tax effect of temporary differences (CHF million)
Compensation and benefits	2,106	2,279
Loans	363	441
Investment securities	1,654	1,818
Provisions	1,874	1,760
Derivatives	136	343
Real estate	240	242
Net operating loss carry-forwards	4,432	5,177
Other	186	204
Gross deferred tax assets before valuation allowance	10,991	12,264
Less valuation allowance	(2,704)	(2,550)
Gross deferred tax assets net of valuation allowance	8,287	9,714
Compensation and benefits	(120)	(164)
Loans	(109)	(162)
Investment securities	(1,089)	(1,354)
Provisions	(396)	(402)
Business combinations	0	(20)
Derivatives	(193)	(295)
Leasing	(53)	(40)
Real estate	(75)	(78)
Other	(153)	(208)
Gross deferred tax liabilities	(2,188)	(2,723)
Net deferred tax assets	6,099	6,991

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards

end of 2013	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	46
Due to expire within 2 to 5 years	10,197
Due to expire within 6 to 10 years	1,152
Due to expire within 11 to 20 years	1,375
Amount due to expire	12,770
Amount not due to expire	13,008
Total net operating loss carry-forwards	25,778

Movements in the valuation allowance
Movements in the valuation allowance

in	2013	2012	2011
Movements in the valuation allowance (CHF million)
Balance at beginning of period	2,550	2,689	2,262
Net changes	154	(139)	427
Balance at end of period	2,704	2,550	2,689

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation

in	2013	2012	2011
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations	481	596	464
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(24)	30	(277)
Tax benefits in respect of tax on dividend equivalent payments	22	12	1

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits

in	2013	2012	2011
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	416	370	578
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	4	33	54
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(8)	(58)	(177)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	43	38	29
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(4)	(65)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(5)	(43)	(19)
Other (including foreign currency translation)	(34)	80	(30)
Balance at end of period	416	416	370
of which, if recognized, would affect the effective tax rate	410	410	364

Interest and penalties
Interest and penalties

in	2013	2012	2011
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	6	(13)	(19)
Interest and penalties recognized in the consolidated balance sheets	64	64	82